INCOME TAX EXPENSE (Tables)	12 Months Ended
Mar. 31, 2023
INCOME TAX EXPENSE
Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss	:

	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Current income tax expense	(33)	(245)	(366)
Deferred income tax expense	—	—	—
Total income tax expense	(33)	(245)	(366)

Reconciliation of Differences Between Statutory Tax Rate and the Effective Tax Rate

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the fiscal year ended March 31,
	2021	2022	2023

Statutory income tax rate 25.0%	25.0%	25.0%	25.0%
Permanent differences	(17.0)%	(42.0)%	(3.3)%
Effect of different tax rate (i)	(0.7)%	12.4%	36.7%
Change of valuation allowance	(7.3)%	4.8%	(58.1)%
Effective tax rate	0.0%	0.2%	0.3%

Schedule of significant components of the deferred tax assets and liabilities

The following table sets forth the significant components of the deferred tax assets:

	March 31, 2022	March 31, 2023
	RMB	RMB

Deferred tax assets
Net operating loss carry forwards	1,449,953	1,591,988
Deductible advertising expense	551,431	582,306
Provision for credit losses	94,706	13,421
Accruals	—	—
Less: valuation allowance	(2,096,090)	(2,187,715)
Net deferred tax assets	—	—

Schedule of movement of valuation allowance

Movement of valuation allowance

	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the period	(1,974,108)	(2,005,864)	(2,096,090)
Changes of valuation allowance	(31,756)	(90,226)	(91,625)
Balance at end of the period	(2,005,864)	(2,096,090)	(2,187,715)